Consolidated statements of comprehensive income variances	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
QoQ Percent Change
Net income, % Change (as a percent)	(9.00%)
Other comprehensive income/(loss), net of tax, % Change (as a percent)	296.00%
Comprehensive income/(loss) attributable to noncontrolling interests, % Change (as a percent)	(39.00%)
YoY Percent Change
Net income, % Change (as a percent)	(20.00%)	(25.00%)
Comprehensive income/(loss) attributable to noncontrolling interests, % Change (as a percent)	(64.00%)	(44.00%)